Related Party Transactions (Narrative) (Details)	12 Months Ended
	Dec. 31, 2015 USD ($) loan	Feb. 26, 2016 USD ($)	Dec. 31, 2015 EUR (€)	Dec. 31, 2014 USD ($)
Related Party Transaction [Line Items]
Accounts receivable from related parties	$ 1,209,000			$ 1,797,000
Number of loans | loan	2
Extinguishment of debt, amount	$ 0
Subsequent event
Related Party Transaction [Line Items]
Face amount of debt instrument		$ 600,000
Loan 1
Related Party Transaction [Line Items]
Face amount of debt instrument	$ 5,000,000.0
Interest rate (percentage)	6.00%		6.00%
Loan 2
Related Party Transaction [Line Items]
Face amount of debt instrument	$ 2,400,000.0		€ 2,000,000.0
Interest rate (percentage)	7.00%		7.00%
QIAGEN Finance
Related Party Transaction [Line Items]
Percentage of interest in a joint venture company	100.00%		100.00%
Notes payable to related parties				130,500,000
Accrued interest on loans payable to related parties				3,900,000
Accounts receivable from related parties				$ 3,000,000